Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income tax benefit	$ 24	$ 2	$ (7)	$ 2,429
Deferred tax liabilities			321	320
Deferred income tax expense benefit	$ (28)	$ (5)	1	(2,432)
Valuation allowance deferred tax asset change in amount			5,943	7,297
Deferred tax assets operating loss carryforwards foreign			74,090
Deferred tax assets operating loss carryforwards state and local			$ 48,943
Effective income tax rate reconciliation taxable income			80.00%
Unrecognized tax benefits			$ 2,080	2,080
Tax credit carryforward amount			20,958
EMI Solutions And RaGE Systems [Member]
Deferred tax liabilities			$ 2,666
Deferred income tax expense benefit				$ 2,432